Financial assets and liabilities - Schedule of Interest Rate Swaps to Hedge the Fair Value and Interest Cost of Debt Instruments (Details) - Interest rate swap - Interest rate risk $ in Millions	Jun. 30, 2026 CAD ($)
E Notes | 2036
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 750
E Notes | 2031
Disclosure of detailed information about hedging instruments [line items]
Notional amount	750
EH Notes | 2031
Disclosure of detailed information about hedging instruments [line items]
Notional amount	400
EH Notes | 2041
Disclosure of detailed information about hedging instruments [line items]
Notional amount	400
EO Notes | 2046
Disclosure of detailed information about hedging instruments [line items]
Notional amount	150
EO Notes | 2031-2032
Disclosure of detailed information about hedging instruments [line items]
Notional amount	150
EU Notes | 2046
Disclosure of detailed information about hedging instruments [line items]
Notional amount	150
EU Notes | 2032
Disclosure of detailed information about hedging instruments [line items]
Notional amount	150
M-45 MTN debentures | 2047
Disclosure of detailed information about hedging instruments [line items]
Notional amount	33
M-45 MTN debentures | 2028
Disclosure of detailed information about hedging instruments [line items]
Notional amount	33
M-61 MTN debentures | 2031
Disclosure of detailed information about hedging instruments [line items]
Notional amount	400
M-61 MTN debentures | 2046
Disclosure of detailed information about hedging instruments [line items]
Notional amount	400
M-68 MTN debentures | 2029
Disclosure of detailed information about hedging instruments [line items]
Notional amount	750
M-70 MTN debentures | 2031
Disclosure of detailed information about hedging instruments [line items]
Notional amount	700
M-70 MTN debentures | 2046
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 700